Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent events

33.	Subsequent events

33.1.	Final decision (res judicata) – STF

On February 8, 2023, the Federal Supreme Court (STF), unanimously, considered that a final decision (res judicata) on taxes collected on a continuous basis, loses its effects if the Court decides otherwise at a later time. From the perspective of the provisions of this decision and considering the Company's accounting policies, the Company evaluated its final and unappealable legal proceedings and did not identify relevant impact on the financial statements for the year ended December 31, 2022.

33.2.	Financing Transaction and Support Agreement

On March 3, 2023, Abra Group Limited ("Abra"), the new holding company created to control the operations of GOL and Avianca Group International Limited ("Avianca") closed a private placement with Abra's investors and concurrently GOL closed Abra's private investment in GOL through Senior Secured Notes ("GOL SSNs due 2028") which may be replaced, upon Abra's request, by Exchangeable Senior Secured Notes ("GOL ESSNs due 2028"). The GOL SSNs due 2028 are secured by the intellectual property and trademark of Smiles, GOL's loyalty program, and a shared lien on GOL's intellectual property, trademark and spare parts. A portion of the investment in Abra comes from members of the Ad-Hoc Group holding secured and unsecured GOL bonds (the "Ad-Hoc Group"), who signed a support agreement (the "Support Agreement" or "SA") on February 7, 2023, and a portion of the investment comes from GOL bondholders outside the Ad-Hoc Group (the "Non-AHC Group"), who have signed terms of adherence to the Support Agreement.

Final Terms of Company Financing:

•	Abra entered into definitive documents in connection with (i) investing, subject to certain conditions and approvals, up to US$451 million in cash, (ii) contributing US$1,077 million par value of GOL bonds at a discount of US$312.6 million par value, and (iii) receiving as consideration the GOL SSNs due 2028.

•	The US$1,077 million par value of GOL bonds will be cancelled upon closing.

•	The terms of the GOL SSNs due 2028 to be issued to Abra include:
o	Agregate principal amount: up to $1.4 billion
o	Maturity: March 2, 2028
o	Interest rate: 18% (of which 4.5% will be paid in cash and 13.5% will be paid in-kind)
o	OID: 15 pontos
o	Prepayment: Non-call life except that the GOL SSNs due 2028 can be repaid through the issuance of the GOL ESSNs due 2028
o	Secured Interest: (i) a first-lien on the Smiles brand, intellectual property, customer lists, trademarks, the primary platform infrastructure related contracts and other agreements (the “Smiles IP Collateral”) including by way of a fiduciary assignment and by transfer of certain assets to a wholly owned subsidiary the equity of which is pledged to secure the GOL SSNs due 2028 and the GOL ESSNs due 2028, (ii) a first lien pledge of all intercompany loans to GOL from its subsidiaries and affiliates and (iii) a pari passu lien on the intellectual property, brand and spare parts securing the GOL 8.0% SSNs due 2026 (“GOL SSNs due 2026”) (the “GOL Collateral”)
o	IPCo: GOL will transfer the available Smiles IP Collateral to a wholly owned Brazilian subsidiary (the “IPCo”) by July 10, 2023, with the remaining available Smiles IP Collateral to be transferred to IPCo by December 31, 2023 and GOL will enter into contractual undertakings with Abra and IPCo requiring that Smiles be GOL’s sole and exclusive loyalty program
o	Covenants: other protective covenants for a security of this nature in line with existing GOL debt covenants

•         Subject to certain conditions and approvals, Abra can request the exchange of the GOL SSNs due 2028 for the GOL ESSNs due 2028. The terms of the GOL ESSN due 2028 include:

o	Aggregate Principal Amount: same as the GOL SSNs due 2028
o	Maturity: March 2, 2028
o	Interest rate: 18% (of which 4.5% will be paid in cash and 13.5% will be paid in-kind)
o	Conversion Premium: 35% which upon satisfaction of certain conditions can be reduced to 15%
o	Security interest: first lien on the same collateral that secures the GOL SSNs due 2028
o	Early maturity: springing maturity in 2024 or 2025 prior to the maturity dates of the GOL 3.75% SENs due 2024 (“GOL SENs due 2024”), GOL 7.0% SUNs due 2025 (“GOL SUNs due 2025”) due 2025 and GOL SSNs due 2026, respectively, in each case, if more than 10% of such bonds remain outstanding
o	Covenants: the same protective covenants as the GOL SSNs due 2028

Support Agreement Results

•	Certain shareholders of Abra have invested $172.5 million in cash, the Ad-Hoc Group has invested $329.9 million in cash and the Non AHC Group has invested $49.5 million in cash to support the transaction representing an aggregate cash investment of $551.9 million.

•	The Ad-Hoc Group and the Non AHC Group have delivered $1,077 million face value of GOL bonds to Abra at an average price of 71 cents.

•	The GOL bonds delivered by members of the Ad-Hoc Group and the Non AHC Group represent 83% of the GOL SENs due 2024, 47% of the GOL SUNs due 2025, 61% of the GOL SSNs due 2026 and 10% of the GOL Perpetual Notes.

•	The amounts fully satisfied the conditions precedent associated with the minimum cash requirement and the minimum bonds delivered requirement as contemplated under the Support Agreement, and meet the thresholds required for the exit consents to eliminate certain covenants and modify the 2026 indenture, in respect thereof, to close the transaction.

•	In addition, the invested amounts conform to the aggregate principal amount caps contained in the Support Agreement, as amended.